Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 8,823	$ 20,626	$ 9,370
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,624	5,864	6,360
Amortization	11,873	4,484	2,982
Deferred income taxes	(2,266)	(113)	(328)
Stock-based compensation	8,874	1,587	1,242
Excess tax benefit from stock options and warrant	(15,192)	(2,620)	(2,515)
Fair value of warrant related to OEM agreement	0	0	4,988
Gain on disposal of property, plant and equipment	(153)	(156)	0
Gain on sale of investments	(251)	(1,831)	0
Gains on amounts funded in respect of employee rights upon termination	(57)	0	0
Increase (decrease) in cash attributable to changes in operating assets and liabilities, net of the impact of acquisition:
Accounts receivable, net	(28,502)	(5,739)	(801)
Inventories	(7,724)	(5,846)	(5,367)
Net investment in sales-type leases	(4,216)	(2,625)	932
Prepaid expenses	1,534	1,438	(1,137)
Other assets	(1,072)	290	867
Accounts payable and other current liabilities	21,340	6,538	4,495
Non-current liabilities	637	0	0
Unearned revenues	222	615	883
Net cash provided by operating activities	1,494	22,512	21,971
Cash flows from investing activities
Proceeds from the maturity of investments	14,300	19,927	27,728
Proceeds from the sale of investments	39,067	15,748	0
Purchase of investments	(8,407)	(18,755)	(67,912)
Proceeds from sale of property and equipment	226	0	0
Redemption of short-term bank deposits	9,999	0	0
Increase in restricted deposits	(84)
Acquisition of property and equipment	(12,057)	(12,849)	(7,822)
Amounts funded in respect of employee rights upon retirement	(32)	0	0
Acquisition of intangible and other assets	(3,018)	(4,318)	(1,288)
Cash acquired through merger with Objet Ltd.	41,524	0	0
Acquisition of Solidscape, Inc., net of cash acquired	0	(38,559)	0
Net cash provided by (used in) investing activities	81,518	(38,806)	(49,294)
Cash flows from financing activities
Proceeds from exercise of stock options and warrant	15,297	6,149	6,402
Cash paid for vested stock option repurchases	0	0	(2,137)
Excess tax benefit from stock options and warrant	15,192	2,620	2,515
Net cash provided by financing activities	30,489	8,769	6,780
Effect of exchange rate changes on cash	233	63	(218)
Net increase (decrease) in cash and cash equivalents	113,734	(7,462)	(20,761)
Cash and cash equivalents, beginning of year	20,092	27,554	48,315
Cash and cash equivalents, end of year	133,826	20,092	27,554
Supplemental disclosures of cash flow information:
Cash paid for taxes	8,169	6,043	5,027
Transfer of fixed assets to inventory	96	213	242
Transfer of inventory to fixed assets	2,787	2,747	2,336
net of cash acquired	0	38,559	0
Solidscape, Inc [Member]
Cash flows from investing activities
Acquisition of Solidscape, Inc., net of cash acquired		(38,559)
Supplemental disclosures of cash flow information:
Fair value of assets acquired		48,191
Less liabilities assumed		(9,092)
Net acquired assets		39,099
Less cash acquired		(540)
net of cash acquired		38,559
Objet Ltd [Member]
Cash flows from investing activities
Acquisition of Solidscape, Inc., net of cash acquired	(1,299,373)
Supplemental disclosures of cash flow information:
Fair value of assets acquired	1,456,924
Less liabilities assumed	(116,027)
Net acquired assets	1,340,897
Less cash acquired	(41,524)
net of cash acquired	$ 1,299,373